Derivative Instruments and Hedging Activities - Effect of Losses on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivative instruments			$ 126,038	$ 88,706
Total realized and unrealized gain (loss) on cross currency swaps	$ 9,381	$ (19,232)	53,273	(47,561)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(11,496)	(47,926)	(33,493)	(69,296)
Unrealized gain (loss) on derivative instruments	20,877	28,694	86,766	21,735
Total realized and unrealized gain (loss) on cross currency swaps	9,381	(19,232)	53,273	(47,561)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(10,749)	(48,974)	(33,735)	(69,936)
Unrealized gain (loss) on derivative instruments	20,083	28,465	88,057	19,097
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Realized (loss) gain on derivative instruments	(747)	1,048	242	640
Unrealized gain (loss) on derivative instruments	$ 794	$ 229	$ (1,291)	$ 2,638